Earnings Per Share - Summary of Earnings Per Share (Detail) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Profit for the year	£ 310	£ 266	£ 590
Non-controlling interest		(2)	(2)
Earnings/(loss) attributable to equity holders of the company	£ 310	£ 264	£ 588
Weighted average number of shares (millions)	755.4	777.0	778.1
Effect of dilutive share options (millions)		0.5	0.6
Weighted average number of shares (millions) for diluted earnings	755.4	777.5	778.7
Earnings per share (in pence per share)
Basic	£ 41.0	£ 34.0	£ 75.6
Diluted	£ 41.0	£ 34.0	£ 75.5